Other operating income (loss) - Research and development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
Research and development expenses related to internal R&D projects and overhead costs	€ 37,509	€ 50,857	€ 67,210
Research and development expense
Expenses
Depreciation and amortization expense	€ 1,740	€ 924	€ 464